Share Based Compensation (Tables)	12 Months Ended
Dec. 31, 2024
Share-Based Payment Arrangement [Abstract]
Share-Based Payment Arrangement, Activity
The following table summarizes RSU activity for the year ended December 31, 2024:

	Number of ADS	Weighted Average Grant Date Fair Value Per ADS
Granted, April 2024	3,501,350	$3.92
Granted, October 2024	804,766	1.39
Vested	—	—
Forfeited	(120,628)	3.92
Outstanding, December 31, 2024	4,185,488	$3.43

Share-Based Payment Arrangement, Expensed and Capitalized, Amount
Share-based compensation expense is included within the following lines in the statement of operations for the year ended December 31, 2024:

Cost of revenue	$142
General and administrative	3,186
Research and development	337
Sales and marketing	33
Total share-based compensation expense	3,698
Tax benefit	(431)
Share-based compensation expense, net of tax	$3,267